Other Assets	12 Months Ended
Dec. 31, 2016
Other Assets [Abstract]
Other Assets

11. Other assets

Other assets consisted of the following as of December 31, 2016 and 2015:

	As of December 31,
	2016		2015
Inventory	$52,673		$260,269
Debt issuance costs (a)	33,700		45,524
Lease incentives	177,128		162,277
Other receivables	188,759		174,841
Investments (Note 12)	118,783		114,711
Notes receivables	23,359	(b)(c)	116,197	(d)
Derivative assets (Note 13)	37,187		18,965
Other tangible fixed assets	36,427		20,845
Straight-line rents, prepaid expenses and other	111,190		85,114
	$779,206		$998,743

(a)

We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. We continue to present debt issuance costs related to our revolving credit facilities within other assets. Please refer to Note 3—Summary of significant accounting policies.

(b)	As of December 31, 2016, we did not have an allowance for credit losses on notes receivables and there was no activity recorded for credit losses during the year ended December 31, 2016.
(c)	In December 2016, the ALS Note Receivable was repaid. Please refer to Note 28—Variable Interest Entities for further details.
(d)

As of December 31, 2015, we did not have an allowance for credit losses on notes receivables. We recognized a $2.0 million provision, which was used upon termination of the related leases during the year ended December 31, 2015.